Regulatory Matters (Details) $ in Millions, $ in Millions			1 Months Ended							3 Months Ended		6 Months Ended
	Oct. 01, 2020	Jul. 01, 2020	Jun. 30, 2020 CAD ($)	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020 USD ($)	Feb. 29, 2020	Nov. 30, 2019	Sep. 30, 2016	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory liability			$ 3,319							$ 3,319		$ 3,319				$ 3,358
Net earnings										324	$ 765	677		$ 1,121
Net earnings, common equity shareholders										274	$ 720	586		$ 1,031
ROE complaints liability
Public Utilities, General Disclosures [Line Items]
Regulatory liability			22							22		22				91
UNS Energy | Arizona Corporation Commission | 2020 Utilities Customer Relief Initiative
Public Utilities, General Disclosures [Line Items]
Refund to customers													$ 8
Central Hudson | New York Public Service Commission | March 2020 Utilities Customer Relief Initiative
Public Utilities, General Disclosures [Line Items]
Deferred collection in customer rates						$ 3
Central Hudson | New York Public Service Commission | May 2020 Utilities Customer Relief Initiative | Future increase
Public Utilities, General Disclosures [Line Items]
Equity component of capital structure (percent)	50.00%	49.00%
FortisTCI | Government Of The Turks And Caicos Islands | February 2020 Rate Increase
Public Utilities, General Disclosures [Line Items]
Average increase on electricity rates (percent)							6.80%
ITC | May 2020 FERC Order
Public Utilities, General Disclosures [Line Items]
Net earnings												37
Net earnings, common equity shareholders												29
ITC | May 2020 FERC Order | ROE complaints liability
Public Utilities, General Disclosures [Line Items]
Regulatory liability			$ 22							$ 22		22			$ 16
ITC | November 2019 FERC Order | ROE complaints liability
Public Utilities, General Disclosures [Line Items]
Regulatory liability																$ 91	$ 70
ITC | May 2020 FERC Order, Prior Year Impact
Public Utilities, General Disclosures [Line Items]
Net earnings, common equity shareholders												27
ITC | May 2020 FERC Order, Current Year Impact
Public Utilities, General Disclosures [Line Items]
Net earnings, common equity shareholders												2
ITC | U.S. Federal Energy Regulatory Commission | May 2020 FERC Order
Public Utilities, General Disclosures [Line Items]
Refund to customers												$ 27	$ 20
ROE, including incentive adders (percent)				10.77%
ITC | U.S. Federal Energy Regulatory Commission | May 2020 FERC Order | Minimum
Public Utilities, General Disclosures [Line Items]
ROE (percent)				10.02%
ITC | U.S. Federal Energy Regulatory Commission | May 2020 FERC Order | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)				12.62%
ITC | U.S. Federal Energy Regulatory Commission | November 2019 FERC Order
Public Utilities, General Disclosures [Line Items]
ROE, including incentive adders (percent)								10.63%
ITC | U.S. Federal Energy Regulatory Commission | September 2016 FERC Order
Public Utilities, General Disclosures [Line Items]
ROE, including incentive adders (percent)									11.07%
ITC | U.S. Federal Energy Regulatory Commission | March 2020 FERC Review of Transmission Incentive Policy
Public Utilities, General Disclosures [Line Items]
Proposed ROE incentives, percentage						2.50%
FortisBC Energy and FortisBC Electric | British Columbia Utilities Commission
Public Utilities, General Disclosures [Line Items]
Variance sharing (percent)			50.00%
FortisBC Energy and FortisBC Electric | British Columbia Utilities Commission | April 2020 Utilities Customer Relief Initiative
Public Utilities, General Disclosures [Line Items]
Period of bill deferrals					3 months